INVESTMENTS - Associates and Joint Venture Investment Impact (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 7,834	$ 19,283
Current liabilities	(8,782)	(9,549)
Net income for the year	849	1,680
Other operating expense	362	(15)
Investments	598	2,088
Associates | Joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	581	657
Long-term assets	3,423	3,187
Current liabilities	(1,109)	(1,559)
Long-term liabilities	(2,456)	(715)
Total net assets	439	1,570
Our share of net assets	290	831
Revenue	2,546	2,248
Expenses	(3,710)	(2,323)
Net income for the year	(1,164)	(75)
Our share of net loss	(589)	$ (31)
Other operating expense	422
Investments	0
Cumulative unrecognised share of losses of joint ventures	$ 186